Cost and Estimated Earnings on Uncompleted Contracts (Details Narrative) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Jan. 02, 2022	Jan. 02, 2021	Dec. 31, 2020	Jan. 02, 2020	Dec. 31, 2019
Southland Holdings Llc [Member]
Claims			$ 210,200			$ 189,500		$ 39,700
Contract with customer, liability					$ 284,800		$ 73,500
Contract with Customer, liability, revenue recognized			161,600
Southland Holding Llc [Member]
Claims	$ 227,500		$ 210,200
Contract with customer, liability				$ 111,300	$ 284,800
Contract with Customer, liability, revenue recognized	$ 104,900	$ 163,200